AXS All Terrain Opportunity Fund

Class I Shares: TERIX

AXS Alternative Value Fund

Investor Class Shares: COGLX

Class I Shares: COGVX

AXS Market Neutral Fund

Investor Class Shares: COGMX

Class I Shares: COGIX

AXS Merger Fund

Investor Class Shares: GAKAX

Class I Shares: GAKIX

AXS Multi-Strategy Alternatives Fund

Investor Class Shares: KCMTX

Class I Shares: KCMIX

Each a series of Investment Managers Series Trust II (the “Trust”)

Supplement dated April 21, 2023, to the

Prospectus dated February 1, 2023.

Effective immediately, the following changes are made to the “Average Annual Total Returns” tables in the Prospectus for each of the AXS All Terrain Opportunity Fund, the AXS Alternative Value Fund, the AXS Market Neutral Fund, the AXS Merger Fund, and the AXS Multi-Strategy Alternatives Fund:

The “Average Annual Total Returns” table for the AXS All Terrain Opportunity Fund beginning on page 12 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for Period Ended December 31, 2022)	One Year	Five Years	Since Inception (11/3/2014)
Class I Shares Return Before Taxes	(5.92)%	2.26%	2.67%
Class I Shares Return After Taxes on Distributions*	(5.92)%	0.71%	1.39%
Class I Shares Return After Taxes on Distributions and Sale of Fund Shares*	(3.50)%	1.16%	1.57%
Wilshire Liquid Alternatives Global Macro Index TR (reflects no deduction for fees, expenses or taxes)**	7.99%	2.68%	1.79%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Prior to September 16, 2016, Class I Shares were subject to a 5.75% sales charge which is not reflected in the total return figures.

**	Effective April 21, 2023, the Fund changed its performance benchmark to the Wilshire Liquid Alternatives Global Macro Index TR. AXS Investments LLC, the Fund’s advisor, believes the Wilshire Liquid Alternatives Global Macro Index TR is an appropriate benchmark for the strategy employed by the Fund, provides similar information to the prior benchmark index and delivers better value to shareholders.

The “Average Annual Total Returns” table for the AXS Alternative Value Fund beginning on page 19 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2022)	1 Year	5 Years	Since Inception (10/03/2016)
Class I Shares – Return Before Taxes	0.73%	12.64%	13.16%
Class I Shares – Return After Taxes on Distributions*	0.41%	10.38%	10.62%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	0.66%	9.51%	9.93%
Investor Class Shares – Return Before Taxes	0.49%	12.45%	12.97%
S&P 500® Total Return Index** (Reflects No Deductions for Fees, Expenses or Taxes)	(18.11)%	9.42%	11.66%
S&P 500® Value Index** (Reflects No Deductions for Fees, Expenses or Taxes)	(7.35)%	4.94%	7.09%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.

**	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is a market-value weighted index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The “Average Annual Total Returns” table for the AXS Market Neutral Fund beginning on page 35 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for periods ended December 31, 2022)	1 Year	5 Years	10 Years
Class I Shares – Return Before Taxes	10.47%	3.98%	4.14%
Class I Shares – Return After Taxes on Distributions*	10.47%	3.98%	3.46%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	6.20%	3.09%	2.98%
Investor Class Shares – Return Before Taxes	10.25%	3.73%	3.90%
S&P 500® Total Return Index** (reflects no deductions for fees, expenses or taxes)	(18.11)%	9.42%	12.56%
Bloomberg Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	(13.01)%	0.02%	1.06%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I Shares.

**	The S&P 500® Total Return Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is a market-value weighted index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

The second paragraph in the “Performance” section for the AXS Merger Fund beginning on page 42 of the Prospectus is deleted in its entirety and replaced with the following:

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of the ICE BofA Merrill Lynch 3-Month Treasury Bill Index. The bar chart shows the performance of the Fund’s Class I shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS- ALTS (1-833-297-2587).

The “Average Annual Total Returns” table for the AXS Merger Fund beginning on page 43 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for Periods Ended December 31, 2022)	1 Year	5 Years	10 Years
Class I Shares – Return Before Taxes	3.99%	1.95%	2.43%
Class I Shares – Return After Taxes on Distributions*	3.86%	1.37%	1.81%
Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	2.45%	1.32%	1.68%
Investor Class Shares[1] – Return Before Taxes	3.82%	1.71%	2.12%
ICE BofA Merrill Lynch 3-Month Treasury Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)	1.47%	1.27%	0.77%

[1]	The Predecessor Fund’s Class A shares were re-designated as Investor Class shares at the close of business on July 24, 2015.

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I Shares only and after-tax returns for classes other than Class I Shares will vary from returns shown for Class I Shares.

The “Average Annual Total Returns” table for the AXS Multi-Strategy Alternatives Fund beginning on page 50 of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns (for Periods Ended December 31, 2022)	1 Year	5 Years	10 Years	Since Inception (3/20/2017)
Investor Class Shares – Return Before Taxes	(22.54)%	2.28%	6.94%	—
Investor Class Shares – Return After Taxes on Distributions*	(22.54)%	(0.78)%	4.13%	—
Investor Class Shares – Return After Taxes on Distributions and Sale of Fund Shares*	(13.35)%	0.76%	4.54%	—
Class I Shares – Return Before Taxes	(22.42)%	2.48%	—	5.03%
Wilshire Liquid Alternative Global Macro Index TR (reflects no deductions for fees, expenses or taxes)	7.99%	2.68%	2.06%	2.78%

*	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class Shares only and after-tax returns for classes other than Investor Class will vary from returns shown for Investor Class.

Please file this Supplement with your records.